FINANCIAL INSTRUMENTS - Foreign exchange futures contracts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gain arising from financial assets measured at fair value through PL	$ 4,977,000	$ 3,869,000	$ 923,000
LEBAC's | Argentina
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ 975,000
Globant, LLC
Disclosure of detailed information about financial instruments [line items]
Gain arising from financial assets measured at fair value through PL			118,000
Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia S.A., Sistemas Globales Chile Asesorías Ltda. and Sistemas Globales Uruguay S.A
Disclosure of detailed information about financial instruments [line items]
Percentage of collateral held		10.00%
Gain arising from financial assets measured at fair value through PL	117,000	$ 1,714,000
Future contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0	0
Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, forward contracts	1,220,000	44,000
Financial liabilities at fair value through profit or loss, forward contracts		(12,000)
Forward contract | Argentina
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss)	$ 383,000	$ 594,000	$ (421,000)
Settlement 1
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts	72.36	40.06
Notional foreign currency rate	$ 71.56	$ 39.67
Settlement 1 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, forward contracts	$ 11,000	$ 26,000
Settlement 2
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts	747.68	41.54
Notional foreign currency rate	$ 751.57	$ 41.17
Settlement 2 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, forward contracts	$ 5,000	$ 15,000
Settlement 3
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts	3,323.65	44.44
Notional foreign currency rate	$ 3,281.28	$ 44.30
Settlement 3 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, forward contracts	$ 39,000	$ 3,000
Settlement 4
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts	3,515.42	44.26
Notional foreign currency rate	$ 3,281.94	$ 44.30
Settlement 4 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, forward contracts	$ 356,000
Financial liabilities at fair value through profit or loss, forward contracts		$ (1,000)
Settlement 5
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts	3,512.66	45.74
Notional foreign currency rate	$ 3,281.93	$ 45.92
Settlement 5 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, forward contracts	$ 422,000
Financial liabilities at fair value through profit or loss, forward contracts		$ (5,000)
Settlement 6
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts	38.09	45.69
Notional foreign currency rate	$ 37.73	$ 45.92
Settlement 6 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, forward contracts	$ 29,000
Financial liabilities at fair value through profit or loss, forward contracts		$ (6,000)
Settlement 7
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts	71.45
Notional foreign currency rate	$ 71.77
Settlement 7 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, forward contracts	$ 7,000
Settlement 8
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts	3,518.27
Notional foreign currency rate	$ 3,288.08
Settlement 8 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, forward contracts	$ 351,000